Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 05, 2017
Supplement [Text Block]	ivyf2_SupplementTextBlock

Ivy Funds

Supplement dated September 18, 2017 to the

Ivy Funds Prospectus

dated July 5, 2017

as supplemented July 14, 2017, August 10, 2017 and August 18, 2017

Effective immediately, Class E shares of Ivy Cundill Global Value Fund are closed to new investments. The fund’s Class E shares will be liquidated on or about September 18, 2017.

Effective immediately, the following expense examples replace the Class E shares in the “Example” section for the following funds on pages 5, 9-10, 14-15, 24-25, 29-30, 40, 55, 67, 116, 123, 135, 140, 168-169 and 174-175. The expense examples for Class E shares are the same regardless of whether you redeem your shares at the end of these periods.

	1 Year	3 Years	5 Years	10 Years
Ivy Core Equity Fund Class E Shares	$382	$720	$1,080	$2,085
Ivy Dividend Opportunities Fund Class E Shares	382	749	1,139	2,224
Ivy Large Cap Growth Fund Class E Shares	384	710	1,057	2,026
Ivy Mid Cap Growth Fund Class E Shares	399	784	1,192	2,327
Ivy Mid Cap Income Opportunities Fund Class E Shares	392	691	1,009	1,901
Ivy Small Cap Growth Fund Class E Shares	404	801	1,222	2,390
Ivy Advantus Bond Fund Class E Shares	371	670	989	1,883
Ivy High Income Fund Class E Shares	380	689	1,019	1,942
Ivy Global Income Allocation Fund Class E Shares	418	821	1,247	2,430
Ivy International Core Equity Fund Class E Shares	397	774	1,174	2,286
Ivy Advantus Real Estate Securities Fund Class E Shares	412	825	1,263	2,474
Ivy Asset Strategy Fund Class E Shares	372	682	1,011	1,935
Ivy Natural Resources Fund Class E Shares	396	892	1,413	2,840
Ivy Science and Technology Fund Class E Shares	399	770	1,163	2,258

Ivy Cundill Global Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf2_SupplementTextBlock

Ivy Funds

Supplement dated September 18, 2017 to the

Ivy Funds Prospectus

dated July 5, 2017

as supplemented July 14, 2017, August 10, 2017 and August 18, 2017

Effective immediately, Class E shares of Ivy Cundill Global Value Fund are closed to new investments. The fund’s Class E shares will be liquidated on or about September 18, 2017.

Ivy Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf2_SupplementTextBlock

Ivy Funds

Supplement dated September 18, 2017 to the

Ivy Funds Prospectus

dated July 5, 2017

as supplemented July 14, 2017, August 10, 2017 and August 18, 2017

Effective immediately, the following expense examples replace the Class E shares in the “Example” section for the following funds on pages 5, 9-10, 14-15, 24-25, 29-30, 40, 55, 67, 116, 123, 135, 140, 168-169 and 174-175. The expense examples for Class E shares are the same regardless of whether you redeem your shares at the end of these periods.

	1 Year	3 Years	5 Years	10 Years
Ivy Core Equity Fund Class E Shares	$382	$720	$1,080	$2,085

Ivy Core Equity Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	$ 382
3 Years	rr_ExpenseExampleYear03	720
5 Years	rr_ExpenseExampleYear05	1,080
10 Years	rr_ExpenseExampleYear10	2,085
1 Year	rr_ExpenseExampleNoRedemptionYear01	382
3 Years	rr_ExpenseExampleNoRedemptionYear03	720
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,080
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,085
Ivy Dividend Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf2_SupplementTextBlock

Ivy Funds

Supplement dated September 18, 2017 to the

Ivy Funds Prospectus

dated July 5, 2017

as supplemented July 14, 2017, August 10, 2017 and August 18, 2017

Effective immediately, the following expense examples replace the Class E shares in the “Example” section for the following funds on pages 5, 9-10, 14-15, 24-25, 29-30, 40, 55, 67, 116, 123, 135, 140, 168-169 and 174-175. The expense examples for Class E shares are the same regardless of whether you redeem your shares at the end of these periods.

	1 Year	3 Years	5 Years	10 Years
Ivy Dividend Opportunities Fund Class E Shares	$382	$749	$1,139	$2,224

Ivy Dividend Opportunities Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	$ 382
3 Years	rr_ExpenseExampleYear03	749
5 Years	rr_ExpenseExampleYear05	1,139
10 Years	rr_ExpenseExampleYear10	2,224
1 Year	rr_ExpenseExampleNoRedemptionYear01	382
3 Years	rr_ExpenseExampleNoRedemptionYear03	749
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,139
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,224
Ivy Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf2_SupplementTextBlock

Ivy Funds

Supplement dated September 18, 2017 to the

Ivy Funds Prospectus

dated July 5, 2017

as supplemented July 14, 2017, August 10, 2017 and August 18, 2017

Effective immediately, the following expense examples replace the Class E shares in the “Example” section for the following funds on pages 5, 9-10, 14-15, 24-25, 29-30, 40, 55, 67, 116, 123, 135, 140, 168-169 and 174-175. The expense examples for Class E shares are the same regardless of whether you redeem your shares at the end of these periods.

	1 Year	3 Years	5 Years	10 Years
Ivy Large Cap Growth Fund Class E Shares	$384	$710	$1,057	$2,026

Ivy Large Cap Growth Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	$ 384
3 Years	rr_ExpenseExampleYear03	710
5 Years	rr_ExpenseExampleYear05	1,057
10 Years	rr_ExpenseExampleYear10	2,026
1 Year	rr_ExpenseExampleNoRedemptionYear01	384
3 Years	rr_ExpenseExampleNoRedemptionYear03	710
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,057
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,026
Ivy Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf2_SupplementTextBlock

Ivy Funds

Supplement dated September 18, 2017 to the

Ivy Funds Prospectus

dated July 5, 2017

as supplemented July 14, 2017, August 10, 2017 and August 18, 2017

Effective immediately, the following expense examples replace the Class E shares in the “Example” section for the following funds on pages 5, 9-10, 14-15, 24-25, 29-30, 40, 55, 67, 116, 123, 135, 140, 168-169 and 174-175. The expense examples for Class E shares are the same regardless of whether you redeem your shares at the end of these periods.

	1 Year	3 Years	5 Years	10 Years
Ivy Mid Cap Growth Fund Class E Shares	$399	$784	$1,192	$2,327

Ivy Mid Cap Growth Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	$ 399
3 Years	rr_ExpenseExampleYear03	784
5 Years	rr_ExpenseExampleYear05	1,192
10 Years	rr_ExpenseExampleYear10	2,327
1 Year	rr_ExpenseExampleNoRedemptionYear01	399
3 Years	rr_ExpenseExampleNoRedemptionYear03	784
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,192
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,327
Ivy Mid Cap Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf2_SupplementTextBlock

Ivy Funds

Supplement dated September 18, 2017 to the

Ivy Funds Prospectus

dated July 5, 2017

as supplemented July 14, 2017, August 10, 2017 and August 18, 2017

Effective immediately, the following expense examples replace the Class E shares in the “Example” section for the following funds on pages 5, 9-10, 14-15, 24-25, 29-30, 40, 55, 67, 116, 123, 135, 140, 168-169 and 174-175. The expense examples for Class E shares are the same regardless of whether you redeem your shares at the end of these periods.

	1 Year	3 Years	5 Years	10 Years
Ivy Mid Cap Income Opportunities Fund Class E Shares	$392	$691	$1,009	$1,901

Ivy Mid Cap Income Opportunities Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	$ 392
3 Years	rr_ExpenseExampleYear03	691
5 Years	rr_ExpenseExampleYear05	1,009
10 Years	rr_ExpenseExampleYear10	1,901
1 Year	rr_ExpenseExampleNoRedemptionYear01	392
3 Years	rr_ExpenseExampleNoRedemptionYear03	691
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,009
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,901
Ivy Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf2_SupplementTextBlock

Ivy Funds

Supplement dated September 18, 2017 to the

Ivy Funds Prospectus

dated July 5, 2017

as supplemented July 14, 2017, August 10, 2017 and August 18, 2017

Effective immediately, the following expense examples replace the Class E shares in the “Example” section for the following funds on pages 5, 9-10, 14-15, 24-25, 29-30, 40, 55, 67, 116, 123, 135, 140, 168-169 and 174-175. The expense examples for Class E shares are the same regardless of whether you redeem your shares at the end of these periods.

	1 Year	3 Years	5 Years	10 Years
Ivy Small Cap Growth Fund Class E Shares	$404	$801	$1,222	$2,390

Ivy Small Cap Growth Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	$ 404
3 Years	rr_ExpenseExampleYear03	801
5 Years	rr_ExpenseExampleYear05	1,222
10 Years	rr_ExpenseExampleYear10	2,390
1 Year	rr_ExpenseExampleNoRedemptionYear01	404
3 Years	rr_ExpenseExampleNoRedemptionYear03	801
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,222
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,390
Ivy Advantus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf2_SupplementTextBlock

Ivy Funds

Supplement dated September 18, 2017 to the

Ivy Funds Prospectus

dated July 5, 2017

as supplemented July 14, 2017, August 10, 2017 and August 18, 2017

Effective immediately, the following expense examples replace the Class E shares in the “Example” section for the following funds on pages 5, 9-10, 14-15, 24-25, 29-30, 40, 55, 67, 116, 123, 135, 140, 168-169 and 174-175. The expense examples for Class E shares are the same regardless of whether you redeem your shares at the end of these periods.

	1 Year	3 Years	5 Years	10 Years
Ivy Advantus Bond Fund Class E Shares	$371	$670	$989	$1,883

Ivy Advantus Bond Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	$ 371
3 Years	rr_ExpenseExampleYear03	670
5 Years	rr_ExpenseExampleYear05	989
10 Years	rr_ExpenseExampleYear10	1,883
1 Year	rr_ExpenseExampleNoRedemptionYear01	371
3 Years	rr_ExpenseExampleNoRedemptionYear03	670
5 Years	rr_ExpenseExampleNoRedemptionYear05	989
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,883
Ivy High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf2_SupplementTextBlock

Ivy Funds

Supplement dated September 18, 2017 to the

Ivy Funds Prospectus

dated July 5, 2017

as supplemented July 14, 2017, August 10, 2017 and August 18, 2017

Effective immediately, the following expense examples replace the Class E shares in the “Example” section for the following funds on pages 5, 9-10, 14-15, 24-25, 29-30, 40, 55, 67, 116, 123, 135, 140, 168-169 and 174-175. The expense examples for Class E shares are the same regardless of whether you redeem your shares at the end of these periods.

	1 Year	3 Years	5 Years	10 Years
Ivy High Income Fund Class E Shares	$380	$689	$1,019	$1,942

Ivy High Income Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	$ 380
3 Years	rr_ExpenseExampleYear03	689
5 Years	rr_ExpenseExampleYear05	1,019
10 Years	rr_ExpenseExampleYear10	1,942
1 Year	rr_ExpenseExampleNoRedemptionYear01	380
3 Years	rr_ExpenseExampleNoRedemptionYear03	689
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,019
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,942
Ivy Global Income Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf2_SupplementTextBlock

Ivy Funds

Supplement dated September 18, 2017 to the

Ivy Funds Prospectus

dated July 5, 2017

as supplemented July 14, 2017, August 10, 2017 and August 18, 2017

Effective immediately, the following expense examples replace the Class E shares in the “Example” section for the following funds on pages 5, 9-10, 14-15, 24-25, 29-30, 40, 55, 67, 116, 123, 135, 140, 168-169 and 174-175. The expense examples for Class E shares are the same regardless of whether you redeem your shares at the end of these periods.

	1 Year	3 Years	5 Years	10 Years
Ivy Global Income Allocation Fund Class E Shares	$418	$821	$1,247	$2,430

Ivy Global Income Allocation Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	$ 418
3 Years	rr_ExpenseExampleYear03	821
5 Years	rr_ExpenseExampleYear05	1,247
10 Years	rr_ExpenseExampleYear10	2,430
1 Year	rr_ExpenseExampleNoRedemptionYear01	418
3 Years	rr_ExpenseExampleNoRedemptionYear03	821
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,247
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,430
Ivy International Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf2_SupplementTextBlock

Ivy Funds

Supplement dated September 18, 2017 to the

Ivy Funds Prospectus

dated July 5, 2017

as supplemented July 14, 2017, August 10, 2017 and August 18, 2017

Effective immediately, the following expense examples replace the Class E shares in the “Example” section for the following funds on pages 5, 9-10, 14-15, 24-25, 29-30, 40, 55, 67, 116, 123, 135, 140, 168-169 and 174-175. The expense examples for Class E shares are the same regardless of whether you redeem your shares at the end of these periods.

	1 Year	3 Years	5 Years	10 Years
Ivy International Core Equity Fund Class E Shares	$397	$774	$1,174	$2,286

Ivy International Core Equity Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	$ 397
3 Years	rr_ExpenseExampleYear03	774
5 Years	rr_ExpenseExampleYear05	1,174
10 Years	rr_ExpenseExampleYear10	2,286
1 Year	rr_ExpenseExampleNoRedemptionYear01	397
3 Years	rr_ExpenseExampleNoRedemptionYear03	774
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,174
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,286
Ivy Advantus Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf2_SupplementTextBlock

Ivy Funds

Supplement dated September 18, 2017 to the

Ivy Funds Prospectus

dated July 5, 2017

as supplemented July 14, 2017, August 10, 2017 and August 18, 2017

Effective immediately, the following expense examples replace the Class E shares in the “Example” section for the following funds on pages 5, 9-10, 14-15, 24-25, 29-30, 40, 55, 67, 116, 123, 135, 140, 168-169 and 174-175. The expense examples for Class E shares are the same regardless of whether you redeem your shares at the end of these periods.

	1 Year	3 Years	5 Years	10 Years
Ivy Advantus Real Estate Securities Fund Class E Shares	$412	$825	$1,263	$2,474

Ivy Advantus Real Estate Securities Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	$ 412
3 Years	rr_ExpenseExampleYear03	825
5 Years	rr_ExpenseExampleYear05	1,263
10 Years	rr_ExpenseExampleYear10	2,474
1 Year	rr_ExpenseExampleNoRedemptionYear01	412
3 Years	rr_ExpenseExampleNoRedemptionYear03	825
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,263
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,474
Ivy Asset Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf2_SupplementTextBlock

Ivy Funds

Supplement dated September 18, 2017 to the

Ivy Funds Prospectus

dated July 5, 2017

as supplemented July 14, 2017, August 10, 2017 and August 18, 2017

Effective immediately, the following expense examples replace the Class E shares in the “Example” section for the following funds on pages 5, 9-10, 14-15, 24-25, 29-30, 40, 55, 67, 116, 123, 135, 140, 168-169 and 174-175. The expense examples for Class E shares are the same regardless of whether you redeem your shares at the end of these periods.

	1 Year	3 Years	5 Years	10 Years
Ivy Asset Strategy Fund Class E Shares	$372	$682	$1,011	$1,935

Ivy Asset Strategy Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	$ 372
3 Years	rr_ExpenseExampleYear03	682
5 Years	rr_ExpenseExampleYear05	1,011
10 Years	rr_ExpenseExampleYear10	1,935
1 Year	rr_ExpenseExampleNoRedemptionYear01	372
3 Years	rr_ExpenseExampleNoRedemptionYear03	682
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,011
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,935
Ivy Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf2_SupplementTextBlock

Ivy Funds

Supplement dated September 18, 2017 to the

Ivy Funds Prospectus

dated July 5, 2017

as supplemented July 14, 2017, August 10, 2017 and August 18, 2017

Effective immediately, the following expense examples replace the Class E shares in the “Example” section for the following funds on pages 5, 9-10, 14-15, 24-25, 29-30, 40, 55, 67, 116, 123, 135, 140, 168-169 and 174-175. The expense examples for Class E shares are the same regardless of whether you redeem your shares at the end of these periods.

	1 Year	3 Years	5 Years	10 Years
Ivy Natural Resources Fund Class E Shares	$396	$892	$1,413	$2,840

Ivy Natural Resources Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	$ 396
3 Years	rr_ExpenseExampleYear03	892
5 Years	rr_ExpenseExampleYear05	1,413
10 Years	rr_ExpenseExampleYear10	2,840
1 Year	rr_ExpenseExampleNoRedemptionYear01	396
3 Years	rr_ExpenseExampleNoRedemptionYear03	892
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,413
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,840
Ivy Science and Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf2_SupplementTextBlock

Ivy Funds

Supplement dated September 18, 2017 to the

Ivy Funds Prospectus

dated July 5, 2017

as supplemented July 14, 2017, August 10, 2017 and August 18, 2017

Effective immediately, the following expense examples replace the Class E shares in the “Example” section for the following funds on pages 5, 9-10, 14-15, 24-25, 29-30, 40, 55, 67, 116, 123, 135, 140, 168-169 and 174-175. The expense examples for Class E shares are the same regardless of whether you redeem your shares at the end of these periods.

	1 Year	3 Years	5 Years	10 Years
Ivy Science and Technology Fund Class E Shares	$399	$770	$1,163	$2,258

Ivy Science and Technology Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	$ 399
3 Years	rr_ExpenseExampleYear03	770
5 Years	rr_ExpenseExampleYear05	1,163
10 Years	rr_ExpenseExampleYear10	2,258
1 Year	rr_ExpenseExampleNoRedemptionYear01	399
3 Years	rr_ExpenseExampleNoRedemptionYear03	770
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,163
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,258